Earnings per Common Share - Computation of Basic and Diluted Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic
Net income	$ 7,841	$ 7,708	$ 8,660	$ 9,669	$ 7,569	$ (3,433)	$ 3,014	$ 6,989	$ 33,878	$ 14,139	$ 15,872
Preferred stock dividends									647	959	1,244
Net income available to common shareholders									$ 33,231	$ 13,180	$ 14,628
Weighted average common shares outstanding for earnings per common share basic									15,652,881	11,971,786	9,906,856
Basic earnings per share	$ 0.48	$ 0.48	$ 0.55	$ 0.61	$ 0.48	$ (0.31)	$ 0.26	$ 0.65	$ 2.12	$ 1.10	$ 1.48
Diluted
Net income available to common shareholders—basic									$ 33,231	$ 13,180	$ 14,628
Preferred stock dividends									647	959	1,244
Net income available to common shareholders—diluted									$ 33,878	$ 14,139	$ 15,872
Weighted average common shares outstanding for earnings per common share basic									15,652,881	11,971,786	9,906,856
Add: dilutive effects of convertible preferred shares									1,198,859	1,883,921	2,445,760
Average shares and dilutive potential common shares outstanding—diluted									16,851,740	13,855,707	12,352,616
Diluted earnings per share	$ 0.47	$ 0.46	$ 0.51	$ 0.57	$ 0.45	$ (0.31)	$ 0.24	$ 0.55	$ 2.01	$ 1.02	$ 1.28